Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 242,437	$ 36,896	$ 28,503	$ 1,612	$ 309,448
Mine Prijedor [Member]
Total		1,512			1,512
Andrade Mine [Member]
Total		6,845			6,845
Serra Azul Mine [Member]
Total		1,414			1,414
Mines Canada ( Mont Wright - Fire Lake) [Member]
Total	43,972	7,272	2,889	198	54,331
Payments not allocated to a specific project [Member]
Total	153,425				153,425
Mine Liberia (Western Range Project) [Member]
Total	1,244	$ 19,853	5,186	$ 1,414	27,697
Faraon / FE [Member]
Total			1,922		1,922
MS Oaxaca [Member]
Total			1,020		1,020
Peña Colorada [Member]
Total	7,018		455		7,473
Las Truchas [Member]
Total	3,439		1,250		4,689
San Jose [Member]
Total			444		444
AM Berislav limestone mine (Staroselskoe pit) [Member]
Total	160				160
AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]
Total	33,080		14,569		47,649
AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]
Total	$ 99		$ 768		$ 867